Additional financial information to consolidated statement of financial position (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Additional financial information to consolidated statement of financial position
Net current liabilities	¥ 93,927	¥ 87,910
Total assets less current liabilities	¥ 314,373	¥ 295,857